Administrative Expense	12 Months Ended
Dec. 31, 2017
Administrative Expense [Abstract]
ADMINISTRATIVE EXPENSE

13.	ADMINISTRATIVE EXPENSE

	Year ended December 31,
	2017	2016	2015
Labor	1,600,380	1,170,013	757,639
Audit fee	216,281	(33,997)	175,859
Professional fee	77,754	75,609	136,499
Design fee	937,478	465,120	529,141
Depreciation and amortization charges	1,149,455	1,163,293	540,799
Bank charges	18,352	12,943	35,179
Rental	74,668	75,673	80,677
Travelling and entertainment	107,566	44,874	59,516
Others	697,463	570,465	482,774
	4,879,397	3,543,993	2,798,083